Income tax	6 Months Ended
Jun. 30, 2022
Statement [LineItems]
Income tax
9.	Income tax
The income tax expense includes recurring beneficial impacts of tax-exempt
income and US tax credits.
Non-taxable
income for the
six-month
period ended, June 30, 2022 is mainly related to tax exempt result in the Netherlands on the sale of the Hungarian and Turkish business, as well as the regular non-taxable
items such as the dividend received deduction in the United States and the participation exemption in the Netherlands. Tax credits mainly include tax benefits in the United States from investments that provide affordable housing to individuals and families that meet median household income requirements.